Financial instruments - additional disclosures - Details of net financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 2,949	$ 2,301
Total financial liabilities	4,896	1,113
Net financial assets and financial liabilities	(1,947)	1,188
Financial liabilities - measured at amortized cost or cost [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,637	951
Financial liabilities - measured at amortized cost or cost [member] | Financial debts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	245	47
Financial liabilities - measured at amortized cost or cost [member] | Lease liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	61	0
Financial liabilities - measured at amortized cost or cost [member] | Trade payables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	833	663
Financial liabilities - measured at amortized cost or cost [member] | Payables to former parent [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	0	85
Financial liabilities - measured at amortized cost or cost [member] | Other financial liabilities to former parent [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	0	67
Financial liabilities - measured at amortized cost or cost [member] | Current financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	1,139	862
Financial liabilities - measured at amortized cost or cost [member] | Financial debts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	3,218	0
Financial liabilities - measured at amortized cost or cost [member] | Lease liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	280	89
Financial liabilities - measured at amortized cost or cost [member] | Non-current financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	3,498	89
Financial liabilities - measured at FVPL [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	259	162
Financial liabilities - measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	243	162
Financial liabilities - measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	16	0
Cash in current accounts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	392	227
Cash held in time deposits and money market funds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	430	0
Cash and cash equivalents [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	822	227
Financial assets - measured at fair value through other comprehensive income (FVOCI) [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	31	19
Financial assets - measured at fair value through other comprehensive income (FVOCI) [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	31	19
Financial assets - measured at amortized costs [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	2,034	1,957
Financial assets - measured at amortized costs [member] | Trade receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,390	1,253
Financial assets - measured at amortized costs [member] | Receivables from former parent [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	0	20
Financial assets - measured at amortized costs [member] | Income tax receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	17	33
Financial assets - measured at amortized costs [member] | Other financial receivables from former parent [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	0	39
Financial assets - measured at amortized costs [member] | Other current assets (excluding prepaid expenses and other current assets measured at FVPL) [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	379	310
Financial assets - measured at amortized costs [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	136	164
Financial assets - measured at amortized costs [member] | Non-current minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	78	91
Financial assets - measured at amortized costs [member] | Long-term loans, advances, security deposits and warrant options [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	34	47
Financial assets - measured at fair value through profit and loss (FVPL) [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	62	98
Financial assets - measured at fair value through profit and loss (FVPL) [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	28	67
Financial assets - measured at fair value through profit and loss (FVPL) [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	33	31
Financial assets - measured at fair value through profit and loss (FVPL) [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1	$ 0
Senior notes due 2026, 2029, and 2049 [member] | Financial debts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	1,979
Financial liabilities, at fair value	$ 2,049